Other operating income/(expenses) (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Incomeexpenses Details Text [Abstract]
Effect of the (additions)/reversal of provision for tax contingency	R$ (21,188)	R$ (487,269)	R$ (484,227)
Impairment losses in the amount	571,321	185,188	31,256
Operating expense related of insurance operation	R$ 1,976,347	R$ 1,354,719	R$ 1,388,645